Common Stock (Details) (USD $)	7 Months Ended	12 Months Ended	0 Months Ended					5 Months Ended
	Apr. 30, 2007	Apr. 30, 2008	Mar. 26, 2008 Common Stock [Member]	Feb. 06, 2008 Common Stock [Member]	Oct. 19, 2007 Common Stock [Member]	Dec. 02, 2006 Common Stock [Member]	Nov. 02, 2006 Common Stock [Member]	May 31, 2007 Common Stock [Member]
Common Stock (Textual)
Number of shares issued in private placement								413,000
Stock issued in private placement	$ 41,300							$ 41,300
Stock issued, price per share					$ 0.10
Issuance of stock to founder, Shares							1,500,000
Issuance of stock to founder	10,000						10,000
Issuance of stock to consultant for service, Shares					100,000	50,000
Issuance of stock to consultant for service	5,000	10,000				5,000
Issuance of stock to pay accrued interests, Shares				94,830
Issuance of stock to pay accrued interests		9,483		9,483
Number of shares issued to president for services rendered			1,200,000
Stock issued to president for services rendered		$ 120,000	$ 120,000